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                                                             File No. 811-21108
                                                                      333-89354
    As filed with the Securities and Exchange Commission on January 7, 2013

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                         [X]
                        Pre-Effective Amendment No.                        [X]
                      Post-Effective Amendment No. 28                      [X]
                                    and/or
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940                     [X]
                             Amendment No. 29                              [X]
                       (Check appropriate box or boxes)

                               -----------------

                            PIONEER SERIES TRUST X
                  (formerly, Pioneer Fundamental Growth Fund)
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

                               -----------------

            Terrence J. Cullen, Pioneer Investment Management, Inc.
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

    [X]immediately upon filing pursuant to paragraph (b)
    [_]on [date] pursuant to paragraph (b)
    [_]60 days after filing pursuant to paragraph (a)(1)
    [_]on [date] pursuant to paragraph (a)(1)
    [_]75 days after filing pursuant to paragraph (a)(2)
    [_]on [date] pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Pioneer Multi-Asset Ultrashort Income Fund, a series of the Registrant.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of January, 2013.

                                                  PIONEER SERIES TRUST X

                                             By:  /s/ Daniel K. Kingsbury
                                                  -----------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on January 7, 2013:

             Signature                               Title
      John F. Cogan, Jr.*        President (Principal Executive Officer) and
      John F. Cogan, Jr.         Trustee

      Mark E. Bradley*           Treasurer (Principal Financial and Accounting
      Mark E. Bradley            Officer)

      David R. Bock*             Trustee
      David R. Bock

      Mary K. Bush*              Trustee
      Mary K. Bush

      Benjamin M. Friedman*      Trustee
      Benjamin M. Friedman

      Margaret B. W. Graham*     Trustee
      Margaret B. W. Graham

      /s/ Daniel K. Kingsbury
      ----------------------     Executive Vice President and Trustee
      Daniel K. Kingsbury

      Thomas J. Perna*           Chairman of the Board and Trustee
      Thomas J. Perna

      Marguerite A. Piret*       Trustee
      Marguerite A. Piret

      Stephen K. West*           Trustee
      Stephen K. West

*By:  /s/ Daniel K. Kingsbury
      ----------------------     Dated: January 7, 2013
      Daniel K. Kingsbury
      Attorney-in-Fact

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                                 EXHIBIT INDEX

Exhibit No. Description
EX-101.INS  XBRL Instance Document

EX-101.SCH  XBRL Taxonomy Extension Schema Document

EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase